Average Annual Total Returns - Class K - BlackRock Advantage Large Cap Value Fund	Mar. 01, 2021
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%
5 Years	9.74%	[1]
10 Years	10.50%	[1]
Class K Shares
Average Annual Return:
1 Year	3.94%
5 Years	9.88%	[1]
10 Years	9.90%	[1]
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	3.48%
5 Years	8.65%	[1]
10 Years	9.11%	[1]
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.61%
5 Years	7.52%	[1]
10 Years	7.92%	[1]

[1]	A portion of the Fund’s total return for the fiscal years ended September 30, 2016 and 2017 was attributable to proceeds received from a settlement of litigation.